NON-PUBLIC

REQUEST FOR CONFIDENTIAL TREATMENT

~~EXHIBIT A~~

13FCON P 3/30/06

United States
Securities and Exchange Commission
Washington, D.C. 20549

RECEIVED
NOV 10 2005
OFFICE OF THE SECRETARY

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
[ ] adds new holdings entries

05077022

Institutional Investment Manager Filing this Report:

Name: Credit Suisse
Address: Uetlibergstrasse 231, P.O. Box 900
Zurich CH 8070

CONFIDENTIAL TREATMENT EXPIRED

13F File Number: 28-11379

This Form 13F is being filed by Credit Suisse, a Swiss bank (the "Bank"), on behalf of the Credit Suisse First Boston division ("CSFB division") and its subsidiaries identified on this report to the extent such subsidiaries constitute the CSFB division. The ultimate parent company of the Bank is Credit Suisse Group.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Craig Stier
Title: Vice President
Phone: (212) 325-2000

PROCESSED
AUG 01 2006
THOMSON
FINANCIAL

Signature, Place, and Date of Signing:
/s/ Craig Stier New York, NY November 09, 2005

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE

[X] 13F COMBINATION REPORT

List of other managers reporting for this manager:

Form 13F File Number	Name
028-03702	Credit Suisse Asset Management LLC/NY

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REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 5304

Form 13F Information Table Value Total: 50,254,873.69 (x1000)

Information requested to be treated confidentially has been filed separately.

List of Other Included Managers:

No.	Form 13F File Number	Name
06	28-	Credit Suisse First Boston (Europe) Limited
01	28-2205	Credit Suisse First Boston, Inc.
04	28-11477	Credit Suisse First Boston Capital LLC
05	28-	Credit Suisse First Boston International
03	28-11380	Credit Suisse First Boston LLC

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REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT B

FORM 13F INFORMATION TABLE

-NUM-	NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE X$1000	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVESTMT DISCRETN	MANAGERS	VOTING AUTHORITY SOLE	VOTING AUTHORITY SHARED	VOTING AUTHORITY NONE
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
1	CABLEVISION SYS CORP	CL A NY CABLVS	12686C109	18402	600000	SH		DEFINED	03 01	0	600000	0
2	MBNA CORP	COM	55262L100	86240	3500000	SH		DEFINED	03 01	0	3500000	0
3	MCI INC	COM	552691107	50820	2000000	SH		DEFINED	03 01	0	2000000	0
4	MACROMEDIA INC	COM	556100105	77261	1899700	SH		DEFINED	03 01	0	1899700	0
5	NEXTEL PARTNERS INC	CL A	65333F107	31375	1250000	SH		DEFINED	03 01	0	1250000	0
6	PACIFICARE HEALTH SYS DEL	COM	695112102	107687	1349800	SH		DEFINED	03 01	0	1349800	0
7	7-ELEVEN INC	COM NEW	817826209	40061	1125000	SH		DEFINED	03 01	0	1125000	0
8	SBS BROADCASTING SA	ORD	L8137F102	11546	212400	SH		DEFINED	03 01	0	212400	0

We request confidentially for the above referenced securities until the date specified below:

Position number 1: January 13, 2006
Position number 2: January 13, 2006
Position number 3: February 10, 2006
Position number 4: January 13, 2006
Position number 5: January 30, 2006 — March 2006.
Position number 6: February 14, 2006
Position number 7: November 30, 2005
Position number 8: November 30, 2005

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